FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Foreign currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Range of possible increase (as a percent)	5.00%
Range of possible decrease (as a percent)	5.00%
Increase (decrease) due to increase in range	¥ 95.0	¥ 10.0
Increase (decrease) due to decrease in range	¥ 95.0	10.0
Interest rate risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Range of possible increase (as a percent)	1.00%
Range of possible decrease (as a percent)	1.00%
Increase (decrease) due to increase in range	¥ 451.0	641.0
Increase (decrease) due to decrease in range	¥ 451.0	¥ 641.0